Note 9: Convertible Note Payable: Schedule of Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Details
Convertible promissory note A outstanding	$ 698,000	$ 735,000
Convertible promissory note A outstanding current		435,000
Convertible promissory note B outstanding	23,000
Convertible promissory note B outstanding current	23,000
Convertible promissory note C outstanding	24,000
Convertible promissory note C outstanding current	24,000
Convertible promissory note D outstanding	95,529
Convertible promissory note D outstanding current	95,529
Convertible promissory note E outstanding	35,227
Convertible promissory note F outstanding	35,227
Convertible promissory notes outstanding total	910,983	735,000
Convertible promissory notes current total	$ 142,529
Convertible promissory note A outstanding current		$ 435,000